Formation of the Company and Initial Public Offering	3 Months Ended
Mar. 31, 2012
Formation of the Company and initial public offering
Formation of the Company and initial public offering

2. Formation of the Company and initial public offering

        The Company's ability to commence operations is contingent upon obtaining sufficient equity capital through a successful initial public offering of common stock (the "IPO"), which is anticipated to be finalized in May 2012. The Company's management has broad discretion with respect to the use of net proceeds from the IPO, although WAM's stated intention, in its role as manager, is to use the proceeds to invest in the Company's target assets including residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities.

        The Company will be subject to the risks involved with real estate and real estate-related debt instruments. These include, among others, the risks normally associated with changes in the general economic climate, changes in the mortgage market, changes in tax laws, interest rate levels and the availability of financing. The Company intends to qualify as a real estate investment trust (a "REIT") under the Internal Revenue Code commencing with its taxable period ending December 31, 2012. As a REIT, the Company will generally not be subject to corporate income taxes on taxable income distributed to stockholders. In order to maintain its tax status as a REIT, the Company plans to distribute at least 90% of its net taxable income to its stockholders.